Fresh Start Accounting - Fresh Start Adjustments, Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost	$ 1,555,975		$ 4,777,697
Accumulated depreciation	(77,275)		(1,200,628)
Property and equipment, net	1,478,700		3,577,069
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost	1,555,975	$ 1,155,725	4,777,697
Accumulated depreciation	(77,275)	0	(1,200,628)
Property and equipment, net	1,478,700	1,155,725	3,577,069
Noble Finance Company [Member] | Drilling equipment and facilities
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		1,070,931
Noble Finance Company [Member] | Construction in progress
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost	$ 77,363	75,159	$ 99,812
Noble Finance Company [Member] | Other
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		9,635
Noble Finance Company [Member] | Predecessor
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		4,787,661
Accumulated depreciation		(1,221,033)
Property and equipment, net		3,566,628
Noble Finance Company [Member] | Predecessor | Drilling equipment and facilities
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		4,355,384
Noble Finance Company [Member] | Predecessor | Construction in progress
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		231,626
Noble Finance Company [Member] | Predecessor | Other
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		200,651
Noble Finance Company [Member] | Fresh Start Adjustments
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		(3,631,936)
Accumulated depreciation		1,221,033
Property and equipment, net		$ (2,410,903)